Loans - Schedule of Short-Term Loans (Details) - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2024		Jun. 30, 2024
Schedule of Short-Term Loans [Line Items]
Principal Amount		$ 1,121,668		$ 833,521
Annual Interest Rate		8.00%
Contract term		1 year
China Construction Bank [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[1]	$ 118,246		$ 203,457
Annual Interest Rate	[1]	3.95%		3.95%
Contract term	[1]	2024.07.24-2025.07.24		2023.12.12-2024.12.12
China Construction Bank [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[1]	$ 120,333		$ 77,173
Annual Interest Rate	[1]	3.95%		3.95%
Contract term	[1]	2024.11.13-2025.11.13		2023.12.27-2024.12.27
China Construction Bank [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[1]	$ 77,903		$ 121,420
Annual Interest Rate	[1]	3.82%		3.95%
Contract term	[1]	2024.11.13-2025.11.13		2023.12.26-2024.12.26
China Construction Bank [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[1]	$ 269,601		$ 110,428
Annual Interest Rate	[1]	3.82%		3.95%
Contract term	[1]	2024.11.13-2025.11.13		2024.01.31-2025.01.31
Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[2]	$ 236,492	[3]	$ 14,032
Annual Interest Rate	[2]	4.15%	[3]	4.15%
Contract term	[2]	2023.06.28-2025.06.28		2023.06.28-2024.12.28
Bank of Communications [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[3]	$ 299,093
Annual Interest Rate	[3]
Contract term	[3]	2023.11.27-2025.11.27
China Construction Bank [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[1]			$ 68,474
Annual Interest Rate	[1]			3.85%
Contract term	[1]			2023.12.12-2024.12.12
Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[2]			$ 238,537
Annual Interest Rate	[2]			4.15%
Contract term	[2]			2023.06.28-2025.06.28

[1]	These loans with China Construction Bank carry the fixed interest rate and are unsecured.
[2]	In connection with the loan with the Bank of China, Mr. Lei Xu provided a guarantee for the repayment of the loan. In addition, Beijing Capital Financing Guarantee Co., Ltd. provided a joint guarantee with Mr. Xu.
[3]	The loans from Bank of Communications of China are unsecured and carry floating interest rates. The interest rate of each loan is based on the one year Chinese Loan Prime Rate, or LPR, to the agreed “Pricing Benchmark date,” according to the value of addition (subtraction) points agreed upon in the Application for the Use of Loan on the draw date. The applicable date of the Pricing base shall be the draw date, and the applicable LPR value shall be the last published LPR value before the draw date.